T. ROWE PRICE International Equity Index Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  19,650 240
Total Argentina (Cost
$338
)
240
AUSTRALIA 6.8%
Common Stocks 6.8%
Ampol  9,998 212
APA Group  49,505 336
Aristocrat Leisure  25,655 744
ASX  8,241 489
Aurizon Holdings  76,814 192
AusNet Services  79,089 145
Australia & New Zealand Banking Group  121,193 2,290
BHP Group  128,815 4,131
BHP Group (GBP)  86,593 2,733
BlueScope Steel  21,138 277
Brambles  61,499 422
Cochlear  2,760 378
Coles Group  56,786 652
Commonwealth Bank of Australia  75,524 5,037
Computershare  23,131 321
Crown Resorts (1) 15,626 135
CSL  20,357 3,771
Dexus  45,787 333
Domino's Pizza Enterprises  2,579 190
Endeavour Group  55,995 250
Evolution Mining  76,512 192
Fortescue Metals Group  72,090 1,012
Goodman Group  70,781 1,169
GPT Group  81,547 289
IDP Education  8,715 182
Insurance Australia Group  103,428 312
James Hardie Industries, CDI  18,949 638
Lendlease  28,891 204
Macquarie Group  14,916 1,950
Magellan Financial Group  5,736 76
Medibank  114,600 251
Mirvac Group  165,423 307
National Australia Bank  140,187 2,705
Newcrest Mining  34,792 540
Northern Star Resources  46,406 277

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Orica  17,348 172
Origin Energy  73,895 296
Qantas Airways (1) 39,342 135
QBE Insurance Group  62,799 499
Ramsay Health Care  7,683 343
REA Group  2,217 230
Reece  12,848 198
Rio Tinto  15,280 1,215
Santos  136,974 698
Scentre Group  220,957 459
SEEK  14,299 296
Sonic Healthcare  19,341 521
South32  198,998 547
Stockland  100,159 289
Suncorp Group  54,617 429
Sydney Airport (1) 55,482 341
Tabcorp Holdings  93,212 327
Telstra  177,206 493
Transurban Group  129,828 1,147
Treasury Wine Estates  30,287 228
Vicinity Centres  164,724 191
Washington H. Soul Pattinson  9,217 179
Wesfarmers  48,268 1,801
Westpac Banking  156,174 2,252
WiseTech Global  6,135 200
Woodside Petroleum  41,020 733
Woolworths Group  53,965 1,316
Xero (1) 5,691 461
Total Australia (Cost
$40,314
)
49,138
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  14,637 684
OMV  6,179 378
Raiffeisen Bank International  6,211 175
Verbund  2,857 303
voestalpine  4,941 164
Total Austria (Cost
$1,493
)
1,704
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  7,286 351

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Anheuser-Busch InBev  32,437 2,045
Argenx (1) 1,952 522
Elia Group  1,287 174
Etablissements Franz Colruyt  2,222 90
Groupe Bruxelles Lambert  4,808 516
KBC Group  10,643 926
Proximus  6,475 132
Sofina  647 257
Solvay  3,110 375
UCB  5,382 535
Umicore  8,392 318
Total Belgium (Cost
$4,775
)
6,241
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  16,545 301
Total Chile (Cost
$169
)
301
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1)(2) 2,200 95
Total China (Cost
$295
)
95
DENMARK 2.5%
Common Stocks 2.5%
Ambu, Class B  7,029 149
AP Moller - Maersk, Class A  150 503
AP Moller - Maersk, Class B  231 830
Carlsberg, Class B  4,287 694
Chr Hansen Holding  4,426 355
Coloplast, Class B  5,057 735
Danske Bank  29,363 570
Demant (1) 4,507 199
DSV  8,684 1,764
Genmab (1) 2,796 952
GN Store Nord  5,184 314
Novo Nordisk, Class B  71,686 7,131
Novozymes, Class B  8,745 600
Orsted  8,053 858
Pandora  4,257 463
ROCKWOOL International, Class B  351 135

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Tryg  15,107 358
Vestas Wind Systems  42,991 1,163
Total Denmark (Cost
$7,762
)
17,773
EUROPE/FAR EAST 1.0%
Equity Mutual Funds 1.0%
iShares Core MSCI EAFE, ETF (USD) (2) 106,135 7,600
Total Europe/Far East (Cost
$6,903
)
7,600
FINLAND 1.0%
Common Stocks 1.0%
Elisa  5,968 350
Fortum  18,908 515
Kesko, Class B  11,460 362
Kone, Class B  14,469 937
Neste  18,010 812
Nokia (1) 171,028 1,020
Nokia, Ordinary Shares (1)(2) 57,926 346
Orion, Class B  4,518 184
Sampo, Class A  21,231 1,054
Stora Enso, Class R (2) 24,409 497
UPM-Kymmene  22,721 828
Wartsila  19,862 245
Total Finland (Cost
$6,426
)
7,150
FRANCE 11.5%
Common Stocks 11.5%
Accor (1) 7,245 266
Aeroports de Paris (1) 1,235 168
Air Liquide  20,168 3,450
Airbus (1) 25,096 3,205
Alstom  13,508 438
Amundi  2,556 199
ArcelorMittal  28,579 849
Arkema  2,796 413
AXA  82,397 2,610
BioMerieux  1,738 204
BNP Paribas  47,884 3,418
Bollore  36,513 197
Bouygues  9,595 338
Bureau Veritas  12,337 353

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Capgemini  6,826 1,535
Carrefour  26,842 511
Cie de Saint-Gobain  21,538 1,457
Cie Generale des Etablissements Michelin  7,213 1,207
CNP Assurances  7,143 176
Covivio  2,214 185
Credit Agricole  52,652 792
Danone  27,810 1,734
Dassault Aviation  1,040 124
Dassault Systemes  28,301 1,369
Edenred  10,625 456
Eiffage  3,546 373
Electricite de France  19,587 188
Engie  77,754 1,196
EssilorLuxottica  12,224 2,313
Eurazeo  1,810 144
Eurofins Scientific  5,685 571
Faurecia, Borsa Italiana S.P.A  756 33
Faurecia, Euronext Paris  4,235 188
Gecina  1,921 261
Getlink  18,461 291
Hermes International  1,348 2,024
Ipsen  1,606 156
Kering  3,193 2,384
Klepierre  8,588 228
La Francaise des Jeux SAEM  4,065 168
L'Oreal  10,683 4,563
Legrand  11,385 1,159
LVMH Moet Hennessy Louis Vuitton  11,818 9,707
Orange  84,930 998
Orpea  2,201 97
Pernod Ricard  8,919 1,908
Publicis Groupe  9,706 658
Remy Cointreau  954 199
Renault (1) 8,065 320
Safran  14,550 1,762
Sanofi  48,407 5,061
Sartorius Stedim Biotech  1,177 516
Schneider Electric  23,013 3,898
SEB  1,161 176
Societe Generale  34,512 1,281
Sodexo  3,712 345
STMicroelectronics  29,072 1,367
Teleperformance  2,500 941
Thales  4,476 413
TotalEnergies  106,784 6,072

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ubisoft Entertainment (1) 3,889 223
Unibail-Rodamco-Westfield (1)(2) 3,969 302
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 100
Valeo  9,555 267
Veolia Environnement  27,904 1,008
Vinci  22,898 2,510
Vivendi  33,026 433
Wendel  1,142 124
Worldline (1) 10,149 492
Total France (Cost
$58,084
)
83,072
GERMANY 8.8%
Common Stocks 8.3%
adidas  8,105 2,224
Allianz  17,552 4,507
Aroundtown  45,637 282
BASF  39,100 2,995
Bayer  41,822 2,541
Bayerische Motoren Werke  14,517 1,537
Bechtle  3,436 206
Beiersdorf  4,229 421
Brenntag  6,577 563
Carl Zeiss Meditec  1,689 272
Commerzbank (1) 42,651 368
Continental (1) 4,615 447
Covestro  8,225 493
Daimler Truck Holding (1) 17,807 628
Delivery Hero (1) 6,896 532
Deutsche Bank (1) 87,984 1,225
Deutsche Boerse  8,088 1,438
Deutsche Lufthansa (1) 25,446 198
Deutsche Post  42,198 2,539
Deutsche Telekom  141,889 2,679
E.ON  95,576 1,318
Evonik Industries  8,798 287
Fresenius  17,830 736
Fresenius Medical Care  8,629 587
GEA Group  6,437 304
Hannover Rueck  2,567 518
HeidelbergCement  6,244 434
HelloFresh (1) 6,930 461
Henkel  3,972 314
Infineon Technologies  55,594 2,309
KION Group  3,028 280

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Knorr-Bremse  3,044 309
LANXESS  3,486 212
LEG Immobilien  3,101 411
Mercedes-Benz Group  36,435 2,907
Merck  5,502 1,207
MTU Aero Engines  2,273 484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen  5,964 1,888
Nemetschek  2,423 224
Puma  4,494 481
QIAGEN (1) 9,723 481
Rational  215 180
RWE  27,348 1,154
SAP  44,453 5,577
Scout24  3,626 217
Siemens  32,566 5,171
Siemens Energy (1) 16,768 377
Siemens Healthineers  12,005 771
Symrise  5,477 654
Telefonica Deutschland Holding  42,154 121
Uniper  4,406 199
United Internet  4,281 168
Volkswagen  1,233 357
Vonovia  37,242 2,121
Zalando (1) 9,464 751
60,065
Preferred Stocks 0.5%
Bayerische Motoren Werke  1,941 168
FUCHS PETROLUB  2,814 122
Henkel  8,016 656
Porsche Automobil Holding  6,519 610
Sartorius  1,116 603
Volkswagen  8,107 1,688
3,847
Total Germany (Cost
$48,486
)
63,912
HONG KONG 2.8%
Common Stocks 2.8%
AIA Group  515,000 5,376
BOC Hong Kong Holdings  157,500 608
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  73,300 194
Chow Tai Fook Jewellery Group  85,200 150
CK Asset Holdings  85,300 569

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
CK Hutchison Holdings  114,800 816
CK Infrastructure Holdings  28,000 173
CLP Holdings  69,900 699
ESR Cayman (1) 83,400 283
Galaxy Entertainment Group (1) 93,000 539
Hang Lung Properties  84,000 180
Hang Seng Bank  32,600 645
Henderson Land Development  60,773 266
HK Electric Investments & HK Electric Investments  107,500 107
HKT Trust & HKT  161,000 220
Hong Kong & China Gas  476,277 734
Hong Kong Exchanges & Clearing  51,300 2,928
Hongkong Land Holdings (USD)  48,600 263
Jardine Matheson Holdings (USD)  9,200 543
Link  89,100 765
Melco Resorts & Entertainment, ADR (USD) (1) 8,700 92
MTR  65,000 352
New World Development  63,625 260
Power Assets Holdings  59,000 363
Sands China (1) 103,200 288
Sino Land  139,800 181
SITC International Holdings  56,000 213
Sun Hung Kai Properties  55,500 677
Swire Pacific, Class A  21,000 127
Swire Properties  49,800 133
Techtronic Industries  58,500 965
WH Group  388,000 260
Wharf Real Estate Investment  70,100 333
Xinyi Glass Holdings  77,000 204
Total Hong Kong (Cost
$13,876
)
20,506
IRELAND 0.7%
Common Stocks 0.7%
CRH  33,162 1,667
DCC (GBP)  4,137 348
Flutter Entertainment (1) 2,424 368
Flutter Entertainment (GBP) (1) 4,695 715
Kerry Group, Class A  6,775 853
Kingspan Group  6,557 634
Smurfit Kappa Group  10,475 554
Total Ireland (Cost
$3,284
)
5,139

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  1,807 164
Bank Hapoalim  48,359 502
Bank Leumi Le-Israel  61,851 663
Check Point Software Technologies (USD) (1) 4,600 557
CyberArk Software (USD) (1)(2) 1,700 233
Elbit Systems  1,113 186
Fiverr International (USD) (1)(2) 1,200 102
ICL Group  29,634 268
Inmode (USD) (1) 2,100 101
Israel Discount Bank, Class A  49,553 332
Kornit Digital (USD) (1) 2,000 210
Mizrahi Tefahot Bank  5,897 228
Nice (1) 2,687 688
Teva Pharmaceutical Industries, ADR (USD) (1) 46,900 395
Total Israel (Cost
$3,157
)
4,629
ITALY 2.5%
Common Stocks 2.5%
Amplifon  5,224 222
Assicurazioni Generali (2) 47,115 992
Atlantia (1) 20,788 386
CNH Industrial  43,562 664
Davide Campari-Milano  23,517 295
DiaSorin  1,072 165
Enel  346,241 2,665
Eni  107,444 1,614
EXOR  4,550 382
Ferrari  5,366 1,237
FinecoBank Banca Fineco  25,590 430
Infrastrutture Wireless Italiane  14,307 154
Intesa Sanpaolo  703,091 2,089
Iveco Group (1) 8,286 88
Mediobanca Banca di Credito Finanziario  27,943 320
Moncler  8,738 561
Nexi (1) 19,638 287
Poste Italiane  21,920 294
Prysmian  10,844 366
Recordati Industria Chimica e Farmaceutica  4,387 246
Snam  85,844 481
Stellantis, Borsa Italiana S.P.A  45,230 873

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Stellantis, Euronext Paris  41,483 801
Telecom Italia  425,887 201
Terna Rete Elettrica Nazionale  59,897 471
UniCredit  90,734 1,442
Total Italy (Cost
$15,944
)
17,726
JAPAN 22.0%
Common Stocks 22.0%
Advantest  8,500 723
Aeon  27,800 633
Aeon Mall  40 1
AGC  8,100 372
Aisin  6,400 232
Ajinomoto  19,900 555
ANA Holdings (1) 6,700 141
Asahi Group Holdings  19,400 792
Asahi Intecc  9,200 157
Asahi Kasei  53,400 527
Astellas Pharma  79,280 1,280
Azbil  5,300 208
Bandai Namco Holdings  8,500 597
Benefit One  3,300 100
Bridgestone  24,300 1,064
Brother Industries  9,800 180
Canon  42,600 1,008
Capcom  7,400 179
Central Japan Railway  6,100 800
Chiba Bank  24,000 155
Chubu Electric Power  27,000 270
Chugai Pharmaceutical  28,600 929
Concordia Financial Group  45,700 188
Cosmos Pharmaceutical  900 112
CyberAgent  17,000 198
Dai Nippon Printing  9,900 238
Daifuku  4,300 299
Dai-ichi Life Holdings  43,700 984
Daiichi Sankyo  74,600 1,676
Daikin Industries  10,600 2,225
Daito Trust Construction  2,800 321
Daiwa House Industry  24,100 703
Daiwa House REIT Investment  92 274
Daiwa Securities Group  61,500 371
Denso  18,400 1,373
Dentsu Group  9,200 319

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Disco  1,200 330
East Japan Railway  12,900 737
Eisai  10,200 511
ENEOS Holdings  130,620 520
FANUC  8,200 1,622
Fast Retailing  2,500 1,471
Fuji Electric  5,300 283
FUJIFILM Holdings  15,300 1,026
Fujitsu  8,400 1,110
GLP J-Reit  178 286
GMO Payment Gateway  1,800 158
Hakuhodo DY Holdings  9,800 150
Hamamatsu Photonics  5,900 302
Hankyu Hanshin Holdings  9,600 280
Hikari Tsushin  900 108
Hino Motors  12,000 104
Hirose Electric  1,418 211
Hitachi  41,200 2,141
Hitachi Construction Machinery  4,500 114
Hitachi Metals (1) 9,100 164
Honda Motor  69,400 2,044
Hoshizaki  2,300 170
Hoya  15,700 2,036
Hulic  15,800 153
Ibiden  4,500 251
Idemitsu Kosan  8,752 224
Iida Group Holdings  6,100 127
Inpex  43,600 441
Isuzu Motors  24,300 298
Ito En  2,300 124
ITOCHU  50,600 1,626
Itochu Techno-Solutions  4,000 109
Japan Airlines (1) 6,100 115
Japan Exchange Group  21,700 446
Japan Metropolitan Fund Invest  293 247
Japan Post Bank  16,900 166
Japan Post Holdings  104,300 890
Japan Post Insurance  9,100 160
Japan Real Estate Investment  53 291
Japan Tobacco  51,100 1,020
JFE Holdings  20,475 263
JSR  8,500 282
Kajima  18,700 226
Kakaku.com (2) 5,600 116
Kansai Electric Power  29,300 277
Kansai Paint  7,400 154

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Kao  20,100 1,004
KDDI  68,700 2,195
Keio  4,400 198
Keisei Electric Railway  5,400 152
Keyence  8,256 4,235
Kikkoman  6,200 469
Kintetsu Group Holdings (1) 7,200 209
Kirin Holdings  35,000 561
Kobayashi Pharmaceutical (2) 2,200 171
Kobe Bussan  5,700 177
Koei Tecmo Holdings  2,340 85
Koito Manufacturing  4,400 221
Komatsu  37,300 937
Konami Holdings  3,900 210
Kose  1,400 128
Kubota  43,700 937
Kurita Water Industries  4,100 167
Kyocera  13,700 845
Kyowa Kirin  11,300 282
Lasertec  3,200 718
Lawson  2,100 92
Lion (2) 9,300 121
Lixil  11,200 256
M3  18,800 723
Makita  9,500 356
Marubeni  66,900 688
Mazda Motor (1) 23,700 183
McDonald's Holdings Japan  3,400 148
Medipal Holdings  7,800 140
MEIJI Holdings  5,140 321
Mercari (1) 4,300 162
MINEBEA MITSUMI  15,200 372
MISUMI Group  12,100 393
Mitsubishi  53,800 1,827
Mitsubishi Chemical Holdings  54,500 427
Mitsubishi Electric  77,700 973
Mitsubishi Estate  50,400 726
Mitsubishi Gas Chemical  7,000 134
Mitsubishi HC Capital  28,300 146
Mitsubishi Heavy Industries  13,600 369
Mitsubishi UFJ Financial Group  520,390 3,154
Mitsui  66,400 1,656
Mitsui Chemicals  7,700 206
Mitsui Fudosan  39,000 836
Miura  3,700 109
Mizuho Financial Group  102,710 1,391

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MonotaRO  10,700 176
MS&AD Insurance Group Holdings  19,000 652
Murata Manufacturing  24,500 1,842
NEC  10,400 406
Nexon  21,000 396
NGK Insulators  10,700 181
Nidec  19,044 1,688
Nihon M&A Center Holdings  12,700 200
Nintendo  4,800 2,352
Nippon Building Fund  63 365
NIPPON EXPRESS HOLDINGS  3,300 196
Nippon Paint Holdings  35,300 282
Nippon Prologis REIT  88 275
Nippon Sanso Holdings  6,300 125
Nippon Shinyaku  2,100 137
Nippon Steel  36,412 595
Nippon Telegraph & Telephone  54,800 1,568
Nippon Yusen KK  6,800 533
Nissan Chemical  5,100 277
Nissan Motor (1) 98,800 523
Nisshin Seifun Group  9,655 136
Nissin Foods Holdings  2,700 191
Nitori Holdings  3,400 487
Nitto Denko  6,400 498
Nomura Holdings  130,800 578
Nomura Real Estate Holdings  5,000 117
Nomura Real Estate Master Fund  178 247
Nomura Research Institute  14,281 500
NTT Data  26,900 516
Obayashi  27,200 220
Obic  3,000 496
Odakyu Electric Railway  12,300 217
Oji Holdings  34,000 181
Olympus  47,000 1,052
Omron  7,900 578
Ono Pharmaceutical  15,500 376
Open House Group  3,400 176
Oracle Corporation Japan  1,600 120
Oriental Land  8,500 1,480
ORIX  52,000 1,073
Orix JREIT  112 161
Osaka Gas  15,700 267
Otsuka  4,700 191
Otsuka Holdings  16,600 566
Pan Pacific International Holdings  17,600 237
Panasonic  93,995 1,035

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Persol Holdings  7,400 191
Pola Orbis Holdings  3,700 55
Rakuten (1) 36,400 316
Recruit Holdings  57,800 2,857
Renesas Electronics (1) 53,500 614
Resona Holdings  88,900 382
Ricoh  27,900 236
Rinnai  1,500 134
Rohm  3,700 312
Ryohin Keikaku  10,500 151
Santen Pharmaceutical  15,100 171
SBI Holdings  10,240 264
SCSK  6,300 107
Secom  8,900 627
Sega Sammy Holdings  40 1
Seiko Epson  11,700 182
Sekisui Chemical  15,900 278
Sekisui House (2) 26,200 531
Seven & i Holdings  32,052 1,630
SG Holdings  13,500 287
Sharp  8,600 96
Shimadzu  10,100 364
Shimano  3,200 718
Shimizu  23,200 154
Shin-Etsu Chemical  15,100 2,526
Shionogi  11,300 644
Shiseido  17,000 858
Shizuoka Bank  19,000 149
SMC  2,400 1,339
SoftBank  122,300 1,533
SoftBank Group  51,300 2,273
Sohgo Security Services  3,000 109
Sompo Holdings  13,600 636
Sony Group  53,700 6,007
Square Enix Holdings  3,700 181
Stanley Electric  5,300 124
Subaru  26,200 477
SUMCO  13,900 256
Sumitomo  48,200 745
Sumitomo Chemical  62,500 315
Sumitomo Dainippon Pharma  7,500 82
Sumitomo Electric Industries  32,100 426
Sumitomo Metal Mining  10,400 480
Sumitomo Mitsui Financial Group  55,600 2,003
Sumitomo Mitsui Trust Holdings  14,412 498
Sumitomo Realty & Development  13,200 408

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Suntory Beverage & Food  5,800 223
Suzuki Motor  15,700 668
Sysmex  7,100 676
T&D Holdings  22,900 338
Taisei  8,100 266
Taisho Pharmaceutical Holdings  1,600 79
Takeda Pharmaceutical  67,398 1,953
TDK  16,600 599
Terumo  27,500 1,004
TIS  9,300 245
Tobu Railway  7,900 185
Toho  4,700 182
Tokio Marine Holdings  26,700 1,593
Tokyo Century  2,200 109
Tokyo Electric Power Holdings (1) 63,700 170
Tokyo Electron  6,400 3,130
Tokyo Gas  16,000 323
Tokyu  21,000 279
TOPPAN  10,900 207
Toray Industries  58,200 368
Toshiba  17,400 721
Tosoh  11,100 174
TOTO  5,900 254
Toyo Suisan Kaisha  3,700 152
Toyota Industries  6,200 484
Toyota Motor  451,490 8,923
Toyota Tsusho  9,000 365
Trend Micro (1) 5,600 297
Tsuruha Holdings  1,700 137
Unicharm  17,200 665
USS  9,300 152
Welcia Holdings  4,000 108
West Japan Railway  9,200 385
Yakult Honsha  5,400 274
Yamaha  5,900 269
Yamaha Motor  12,700 302
Yamato Holdings  12,500 266
Yaskawa Electric  10,200 427
Yokogawa Electric  9,500 156
Z Holdings  114,100 579
ZOZO  5,200 139
Total Japan (Cost
$109,619
)
158,896

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MALTA 0.0%
Common Stocks 0.0%
BGP Holdings (1)(3) 347,336 —
Total Malta (Cost
$–
)
—
NETHERLANDS 5.7%
Common Stocks 5.7%
ABN AMRO Bank, CVA  17,748 285
Adyen (1) 843 1,715
Aegon  74,989 423
Akzo Nobel  7,980 826
ASM International  1,994 685
ASML Holding  17,596 11,918
Coca-Cola European Partners (USD)  8,700 497
EQT (SEK)  12,596 494
Heineken  11,268 1,209
Heineken Holding  4,619 405
IMCD  2,426 417
ING Groep  166,197 2,458
JDE Peet's  4,212 126
Just Eat Takeaway.com (1) 7,676 379
Koninklijke Ahold Delhaize  44,517 1,444
Koninklijke DSM  7,441 1,395
Koninklijke KPN  144,649 477
Koninklijke Philips  39,054 1,299
NN Group  11,780 659
Prosus  39,724 3,305
Randstad  5,017 326
Shell (GBP)  332,347 8,538
Universal Music Group  30,876 762
Wolters Kluwer  11,388 1,159
Total Netherlands (Cost
$29,100
)
41,201
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport (1) 52,520 249
Fisher & Paykel Healthcare  24,546 452
Mercury NZ  28,579 105
Meridian Energy  54,535 157
Ryman Healthcare  17,685 116

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Spark New Zealand  78,339 224
Total New Zealand (Cost
$823
)
1,303
NORWAY 0.7%
Common Stocks 0.7%
Adevinta (1) 11,115 117
Aker BP (2) 5,262 182
DNB Bank  39,600 942
Equinor  41,604 1,147
Gjensidige Forsikring  8,514 208
Mowi  18,442 453
Norsk Hydro  56,426 434
Orkla  31,974 305
Schibsted, Class A  2,994 89
Schibsted, Class B  4,276 112
Telenor  29,788 492
Yara International  6,992 359
Total Norway (Cost
$3,612
)
4,840
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 8,391 68
Total Poland (Cost
$154
)
68
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP - Energias de Portugal (2) 118,175 605
EDP Renovaveis  12,174 256
Galp Energia  21,031 232
Jeronimo Martins  11,822 284
Total Portugal (Cost
$1,430
)
1,377
SINGAPORE 1.2%
Common Stocks 1.2%
Ascendas Real Estate Investment Trust  140,797 289
CapitaLand Integrated Commercial Trust  206,868 298
Capitaland Investment (1) 110,700 284
City Developments  17,100 90

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
DBS Group Holdings  77,100 2,025
Genting Singapore  257,400 141
Keppel  61,100 258
Mapletree Commercial Trust  89,712 120
Mapletree Logistics Trust  130,900 165
Oversea-Chinese Banking  144,125 1,341
Sea, ADR (USD) (1)(2) 5,900 887
Singapore Airlines (1) 56,232 210
Singapore Exchange  33,400 231
Singapore Technologies Engineering  66,500 185
Singapore Telecommunications  351,550 637
United Overseas Bank  50,220 1,122
UOL Group  19,452 105
Venture  11,800 155
Wilmar International  80,600 256
Total Singapore (Cost
$7,358
)
8,799
SOUTH KOREA 0.0%
Common Stocks 0.0%
SillaJen (1) 1,907 17
Total South Korea (Cost
$213
)
17
SPAIN 2.3%
Common Stocks 2.3%
ACS Actividades de Construccion y Servicios (2) 11,400 288
Aena (1) 3,193 516
Amadeus IT Group, Class A (1) 19,178 1,319
Banco Bilbao Vizcaya Argentaria  283,856 1,812
Banco Santander  738,200 2,589
CaixaBank  188,730 607
Cellnex Telecom  21,690 984
Enagas  10,443 226
Endesa  13,327 298
Ferrovial  20,670 574
Grifols  12,698 224
Iberdrola (2) 243,954 2,797
Industria de Diseno Textil  46,437 1,408
Naturgy Energy Group  8,096 256
Red Electrica  18,162 366
Repsol  62,315 792
Siemens Gamesa Renewable Energy (1) 10,149 220

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Telefonica  226,842 1,057
Total Spain (Cost
$18,504
)
16,333
SWEDEN 3.6%
Common Stocks 3.6%
Alfa Laval  13,199 446
Assa Abloy, Class B  42,668 1,168
Atlas Copco, Class A  30,507 1,806
Atlas Copco, Class B  14,391 736
Boliden  11,644 472
Electrolux, Class B (2) 9,463 197
Embracer Group (1)(2) 23,472 236
Epiroc, Class A  32,487 693
Epiroc, Class B  11,324 205
Essity, Class B  25,908 730
Evolution Gaming Group  7,326 911
Fastighets AB Balder, Class B (1) 4,376 290
Getinge, Class B  9,737 381
H & M Hennes & Mauritz, Class B (2) 31,646 630
Hexagon, Class B  83,868 1,131
Husqvarna, Class B  17,556 244
Industrivarden, Class A  968 31
Industrivarden, Class C  11,419 355
Investment AB Latour, Class B  6,303 196
Investor, Class A  20,112 458
Investor, Class B  78,732 1,709
Kinnevik, Class B (1) 10,160 304
L E Lundbergforetagen, Class B  3,235 165
Lifco, Class B  9,732 228
Lundin Energy  8,520 346
Nibe Industrier, Class B  60,720 577
Nordea Bank  137,927 1,638
Sagax, Class B  6,724 196
Sandvik  48,060 1,266
Securitas, Class B  13,030 157
Sinch (1) 21,915 225
Skandinaviska Enskilda Banken, Class A  69,284 896
Skanska, Class B  14,482 355
SKF, Class B  16,037 352
Svenska Cellulosa, Class B  25,420 443
Svenska Handelsbanken, Class A  62,996 671
Swedbank, Class A  38,552 755
Swedish Match  67,261 520
Tele2, Class B  21,014 306

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Telefonaktiebolaget LM Ericsson, Class B  124,254 1,551
Telia  111,533 440
Volvo, Class A  7,706 176
Volvo, Class B  61,684 1,392
Total Sweden (Cost
$17,613
)
25,984
SWITZERLAND 9.9%
Common Stocks 9.9%
ABB  69,923 2,424
Adecco Group  6,502 310
Alcon  21,272 1,640
Bachem Holding, Class B  259 154
Baloise Holding  1,945 341
Barry Callebaut  150 344
Chocoladefabriken Lindt & Spruengli  51 592
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 461
Cie Financiere Richemont  22,222 3,230
Clariant  9,185 195
Credit Suisse Group  112,844 1,073
EMS-Chemie Holding  299 302
Geberit  1,541 1,047
Givaudan  393 1,628
Holcim  22,287 1,208
Julius Baer Group  9,418 615
Kuehne + Nagel International  2,313 653
Logitech International  7,369 619
Lonza Group  3,170 2,186
Nestle  119,836 15,475
Novartis  93,271 8,104
Partners Group Holding  966 1,347
Roche Holding  1,410 581
Roche Holding, Genusschein  29,857 11,555
Schindler Holding  1,734 435
Schindler Holding, Registered Shares  856 215
SGS  255 727
Sika  6,036 2,112
Sonova Holding  2,330 830
Straumann Holding  441 731
Swatch Group  1,187 346
Swatch Group, Registered Shares  2,446 137
Swiss Life Holding  1,332 857
Swiss Prime Site  3,187 315
Swiss Re  12,840 1,399
Swisscom  1,103 630

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Temenos  2,818 338
UBS Group  149,733 2,777
VAT Group  1,149 469
Vifor Pharma  2,075 368
Zurich Insurance Group  6,405 3,064
Total Switzerland (Cost
$41,831
)
71,834
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—
UNITED KINGDOM 13.5%
Common Stocks 13.5%
3i Group  41,430 772
abrdn  92,347 302
Admiral Group  8,219 349
Anglo American  55,012 2,425
Ashtead Group  19,048 1,362
Associated British Foods  14,947 395
AstraZeneca  65,947 7,671
Auto Trader Group  40,227 365
AVEVA Group  5,055 201
Aviva  166,513 983
BAE Systems  136,909 1,071
Barclays  720,599 1,933
Barratt Developments  42,768 356
Berkeley Group Holdings  4,700 268
BP  856,554 4,440
British American Tobacco  92,799 3,962
British Land  36,939 276
BT Group  380,007 1,006
Bunzl  14,359 538
Burberry Group  16,987 431
Coca-Cola HBC  8,424 279
Compass Group  75,947 1,726
Croda International  5,939 641
Diageo  99,358 5,014
Entain (1) 24,929 540
Evraz  21,218 144
Experian  39,248 1,639
Ferguson  9,464 1,489

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
GlaxoSmithKline  214,203 4,780
Glencore  425,100 2,215
Halma  16,162 548
Hargreaves Lansdown  14,803 269
Hikma Pharmaceuticals  7,284 205
HSBC Holdings  869,554 6,189
Imperial Brands  40,289 955
Informa (1) 63,988 484
InterContinental Hotels Group (1) 7,800 515
Intertek Group  6,871 499
J Sainsbury  74,444 293
JD Sports Fashion  117,765 302
Johnson Matthey  8,120 214
Kingfisher  88,592 397
Land Securities Group  29,987 322
Legal & General Group  254,143 994
Lloyds Banking Group  3,021,595 2,097
London Stock Exchange Group  14,004 1,371
M&G  109,084 319
Melrose Industries  183,454 374
Mondi  20,670 517
National Grid  153,973 2,253
NatWest Group  245,203 806
Next  5,660 577
Ocado Group (1) 20,775 423
Pearson  31,744 265
Persimmon  13,388 436
Phoenix Group Holdings  29,784 267
Prudential  111,348 1,877
Reckitt Benckiser Group  30,405 2,463
RELX  82,322 2,532
Rentokil Initial  79,153 554
Rio Tinto  48,377 3,410
Rolls-Royce Holdings (1) 356,213 558
Sage Group  44,857 438
Schroders  5,216 239
Segro  51,095 901
Severn Trent  10,498 408
Smith & Nephew  37,428 637
Smiths Group  16,631 351
Spirax-Sarco Engineering  3,140 566
SSE  44,412 956
St. James's Place  22,979 474
Standard Chartered  111,635 813
Taylor Wimpey  152,999 314
Tesco  329,143 1,322

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Unilever (EUR)  59,145 3,021
Unilever  51,282 2,630
United Utilities Group  28,610 413
Vodafone Group  1,177,288 2,067
Whitbread (1) 8,475 349
WPP  50,767 796
Total United Kingdom (Cost
$89,760
)
97,553
UNITED STATES 0.1%
Common Stocks 0.1%
Block, CDI (AUD) (1) 3,386 387
Wix.com (1)(2) 2,400 315
Total United States (Cost
$1,037
)
702
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.09% (4)(5) 6,891,177 6,891
6,891
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.20%, 6/23/22 (6) 960,000 958
958
Total Short-Term Investments (Cost $7,850) 7,849
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.09% (4)(5) 9,885,543 9,886
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 9,886
Total Securities Lending Collateral (Cost $9,886) 9,886
Total Investments in Securities 101.2%
(Cost $550,221) $ 731,868
Other Assets Less Liabilities (1.2)% (8,860)
Net Assets 100.0% $ 723,008

T. ROWE PRICE International Equity Index Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2022.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At January 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
SEK Swedish Krona
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 77 MSCI EAFE Index contracts 3/22 8,606 $ (215)
Net payments (receipts) of variation margin to date 340
Variation margin receivable (payable) on open futures contracts $ 125

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 1 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 2,877 ¤ ¤ $ 16,777
T. Rowe Price Short-Term Fund 10,360 ¤ ¤ —
Total $ 16,777 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,777.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Equity Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Equity Index Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F135-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,484 $ 699,202 $ — $ 702,686
Equity Mutual Funds 7,600 — — 7,600
Preferred Stocks — 3,847 — 3,847
Short-Term Investments 6,891 958 — 7,849
Securities Lending Collateral 9,886 — — 9,886
Total $ 27,861 $ 704,007 $ — $ 731,868
Liabilities
Futures Contracts* $ 215 $ — $ — $ 215
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.